ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	December 31,
	2025	2024

Accrued products and licenses costs	$63.9	$66.0
Marketing expenses payable	4.7	2.3
Income tax payable	10.2	28.6
Legal accrual	15.4	22.5
Other accrued expenses	55.5	57.2

	$149.7	$176.6